Financial instruments (Details 1) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CAD
Interest rate derivatives [Abstract]
Accumulated other comprehensive income (loss), unamortized gain (loss) relating to treasury stock, after tax	CAD (3,145)	CAD (2,406)	CAD (2,961)			CAD (2,040)
Derivative instruments [Member]
Interest rate derivatives [Abstract]
Accumulated other comprehensive income (loss), unamortized gain (loss) relating to treasury stock, after tax	7	7	7			CAD 8
Foreign Exchange Forward [Member]
Foreign currency derivatives [Abstract]
Gain (Loss) on foreign exchange forward contracts net pretax	(1)	61	CAD 9
Foreign exchange forward contracts notional amount | $				$ 1,035	$ 361
Unrealized gain on foreign exchange forward contracts	19	4
Unrealized loss on foreign exchange forward contracts	CAD 1	CAD 2